PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total	$ 75,966	$ 72,066	$ 64,565
Less: Accumulated depreciation	52,019	44,207	34,291
Property plant and equipment net	23,947	27,859	30,274
Depreciation expense	$ 7,812	$ 7,332
Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years	10 years
Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year	1 year
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total	$ 59,199	$ 57,360	48,722
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years	10 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total	$ 955	$ 955	955
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years	3 years
Computer equipment
Property, Plant and Equipment [Line Items]
Total	$ 925	$ 908	885
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	$ 11,075	$ 10,875	10,757
Vehicles
Property, Plant and Equipment [Line Items]
Total	$ 264	$ 264	264
Useful life	5 years	5 years
Software
Property, Plant and Equipment [Line Items]
Total	$ 1,506	$ 1,186	841
Software | Maximum
Property, Plant and Equipment [Line Items]
Useful life	3 years	3 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year	1 year
Construction in progress
Property, Plant and Equipment [Line Items]
Total	$ 2,043	$ 519	$ 2,141